Contract Assets and Liabilities	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Contract Assets and Liabilities

4. Contract Assets and Liabilities

The Company’s contract assets typically represent advertising services, such as TV, web banner and other offline advertising, and exhibition services, that the Company has performed and transferred to a customer while the contractual advertising or exhibition period has not finished. When the pre-determined advertising period is completed, accounts receivable will be recognized with invoices issued. The Company had no contract assets as of March 31, 2026 and 2025.

The Company’s contract liabilities include payments received in advance of performance under offline advertising and web banner service contracts which will be recognized as revenue as the Company executed the one-stop advertising services with customers under the contract.

None of the contract liabilities is expected to be recognized as income after more than one year recognized as revenue, respectively.

Contract liabilities consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Balance as of April 1, 2024 and 2025	—	—	—
Additions	—	29,125	3,715
Revenue recognized	—	—	—
Balance as of March 31, 2025 and 2026	—	29,125	3,715